Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, Shares at Dec. 31, 2015	0	105,207,701
Beginning balance, Amount at Dec. 31, 2015	$ 0	$ 105,208	$ 31,088,122	$ (32,601,933)	$ (1,408,603)
Stock Issued for Cash, Amount					1,820,000
Cash Offering Costs					(68,800)
Stock Issued for Services, Amount					150,000
Stock Issued for Services - Related Party, Amount					69,603
Stock Issued for Director Services, Amount					172,916
Shares Issued for Loan Guaranty - Related Party, Amount					22,123
Stock Option Expense					442,871
Net Loss					(2,633,516)
Ending balance, Shares at Dec. 31, 2016		120,105,418
Ending balance, Amount at Dec. 31, 2016		$ 120,105	33,730,240	(35,235,449)	(1,385,104)
Beginning balance, Shares at Dec. 31, 2015	0	105,207,701
Beginning balance, Amount at Dec. 31, 2015	$ 0	$ 105,208	31,088,122	(32,601,933)	(1,408,603)
Stock Issued for Cash, Shares		12,133,333
Stock Issued for Cash, Amount		$ 12,133	1,807,867		1,820,000
Cash Offering Costs			(68,800)		(68,800)
Stock Issued for Services, Shares		1,000,000
Stock Issued for Services, Amount		$ 1,000	149,000		150,000
Stock Issued for Services - Related Party, Shares		464,115
Stock Issued for Services - Related Party, Amount		$ 464	69,139		69,603
Stock Issued for Director Services, Shares		1,152,776
Stock Issued for Director Services, Amount		$ 1,153	171,763		172,916
Shares Issued for Loan Guaranty - Related Party, Shares		147,493
Shares Issued for Loan Guaranty - Related Party, Amount		$ 147	21,976		22,123
Stock Option Expense			442,871		442,871
Stock Warrant Modification Expense			48,302		48,302
Net Loss				(2,633,516)	(2,633,516)
Ending balance, Shares at Dec. 30, 2016	0	120,105,418
Ending balance, Amount at Dec. 30, 2016	$ 0	$ 120,105	33,730,240	(35,235,449)	(1,385,104)
Beginning balance, Shares at Dec. 31, 2016		120,105,418
Beginning balance, Amount at Dec. 31, 2016		$ 120,105	33,730,240	(35,235,449)	(1,385,104)
Stock Issued for Cash, Shares		15,633,327
Stock Issued for Cash, Amount		$ 15,634	2,329,366		2,345,000
Cash Offering Costs			(53,600)		(53,600)
Stock Issued for Services, Shares		15,000
Stock Issued for Services, Amount		$ 15	2,235		2,250
Stock Issued for Loan Conversion, Shares		4,698,060
Stock Issued for Loan Conversion, Amount		$ 4,698	700,011		704,709
Stock Issued for Services - Related Party, Shares		180,000
Stock Issued for Services - Related Party, Amount		$ 180	26,820		27,000
Stock Issued for Director Services, Shares		750,000
Stock Issued for Director Services, Amount		$ 750	111,750		112,500
Shares Issued for Loan Guaranty - Related Party, Shares		453,857
Shares Issued for Loan Guaranty - Related Party, Amount		$ 454	67,624		68,078
Recording of Debt Discount on Convertible Loans			651,251		651,251
Stock Option Expense			220,084		220,084
Net Loss				(3,041,430)	(3,041,430)
Ending balance, Shares at Dec. 30, 2017	0	141,835,662
Ending balance, Amount at Dec. 30, 2017	$ 0	$ 141,836	37,785,781	(38,276,879)	(349,262)
Beginning balance, Shares at Dec. 31, 2016		120,105,418
Beginning balance, Amount at Dec. 31, 2016		$ 120,105	$ 33,730,240	$ (35,235,449)	(1,385,104)
Stock Issued for Cash, Amount					2,345,000
Cash Offering Costs					(53,600)
Stock Issued for Services, Amount					2,250
Stock Issued for Services - Related Party, Amount					27,000
Stock Issued for Director Services, Amount					112,500
Shares Issued for Loan Guaranty - Related Party, Amount					68,078
Stock Option Expense					220,084
Net Loss					(3,041,430)
Ending balance, Amount at Dec. 31, 2017					(349,262)
Stock Option Expense					4,342
Net Loss					(1,011,607)
Ending balance, Amount at Mar. 31, 2018					$ (725,482)